Commitments and Contingencies - Narratives (Details) $ in Thousands	1 Months Ended			3 Months Ended
	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2018	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2018 unit
Loss Contingencies
Gain on termination of operating lease				$ (11)		$ 160
Lease incentive receivable		$ 1,500		1,500
Imperial (Forest House) Limited
Loss Contingencies
Gain on termination of operating lease					$ 1,300
Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Gain on termination of operating lease		100
Lease termination fee expense		200
Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease		2,000
Gain on sale of leased Assets, net, operating leases		$ 2,300
Impairment of leasehold				$ 2,400
Office and Manufacturing Space in Rockville, Maryland | Subsequent Event
Loss Contingencies
Gain on termination of operating lease	$ 2,000
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term		10 years		10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term							15 years
Number of units | unit							3
Building | Office Space In Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease						$ 200
Operating lease rent free period			5 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term		15 months		15 months